Subsidiary guarantee information	12 Months Ended
Dec. 31, 2018
Subsidiary guarantee information
41 Subsidiary guarantee information
Certain wholly owned finance subsidiaries of the Group, including Credit Suisse Group Funding (Guernsey) Limited, which is a Guernsey incorporated non-cellular company limited by shares, have issued securities fully and unconditionally guaranteed by the Group. There are various legal and regulatory requirements, including the satisfaction of a solvency test under Guernsey law for the Guernsey subsidiary, applicable to some of the Group’s subsidiaries that may limit their ability to pay dividends or distributions and make loans and advances to the Group.
The Group and the Bank have issued full, unconditional and several guarantees of Credit Suisse (USA), Inc.’s outstanding SEC-registered debt securities. In accordance with the guarantees, if Credit Suisse (USA), Inc. fails to make any timely payment under the agreements governing such debt securities, the holders of the debt securities may demand payment from either the Group or the Bank, without first proceeding against Credit Suisse (USA), Inc. The guarantee from the Group is subordinated to senior liabilities. Credit Suisse (USA), Inc. is an indirect, wholly owned subsidiary of the Group.
Condensed consolidating statements of operations
in 2018	Credit Suisse (USA), Inc. consolidated	Bank parent company and other subsidiaries	[1]	Bank	Group parent company		Eliminations and consolidation adjustments	Credit Suisse Group
Condensed consolidating statements of operations (CHF million)
Interest and dividend income	4,086	15,537		19,623	932		(942)	19,613
Interest expense	(4,210)	(8,288)		(12,498)	(983)		877	(12,604)
Net interest income	(124)	7,249		7,125	(51)		(65)	7,009
Commissions and fees	3,725	8,017		11,742	26		122	11,890
Trading revenues	474	(18)		456	88		80	624
Other revenues	2,006	(509)		1,497	2,020	[2]	(2,120)	1,397
Net revenues	6,081	14,739		20,820	2,083		(1,983)	20,920
Provision for credit losses	(1)	246		245	0		0	245
Compensation and benefits	2,653	6,211		8,864	58		698	9,620
General and administrative expenses	1,944	5,124		7,068	0		(1,270)	5,798
Commission expenses	229	1,030		1,259	0		0	1,259
Restructuring expenses	237	291		528	0		98	626
Total other operating expenses	2,410	6,445		8,855	0		(1,172)	7,683
Total operating expenses	5,063	12,656		17,719	58		(474)	17,303
Income/(loss) before taxes	1,019	1,837		2,856	2,025		(1,509)	3,372
Income tax expense	261	873		1,134	1		226	1,361
Net income/(loss)	758	964		1,722	2,024		(1,735)	2,011
Net income/(loss) attributable to noncontrolling interests	6	(13)		(7)	0		(6)	(13)
Net income/(loss) attributable to shareholders	752	977		1,729	2,024		(1,729)	2,024
1 Includes eliminations and consolidation adjustments.
2 Primarily consists of revenues from investments in Group companies accounted for under the equity method.
Condensed consolidating statements of comprehensive income
in 2018	Credit Suisse (USA), Inc. consolidated	Bank parent company and other subsidiaries	[1]	Bank	Group parent company	Eliminations and consolidation adjustments	Credit Suisse Group
Comprehensive income (CHF million)
Net income/(loss)	758	964		1,722	2,024	(1,735)	2,011
Gains/(losses) on cash flow hedges	0	(7)		(7)	(3)	0	(10)
Foreign currency translation	142	(463)		(321)	(11)	7	(325)
Unrealized gains/(losses) on securities	0	(18)		(18)	0	1	(17)
Actuarial gains/(losses)	22	9		31	0	(422)	(391)
Net prior service credit/(cost)	0	(10)		(10)	0	(125)	(135)
Gains/(losses) on liabilities related to credit risk	28	1,414		1,442	83	129	1,654
Other comprehensive income/(loss), net of tax	192	925		1,117	69	(410)	776
Comprehensive income/(loss)	950	1,889		2,839	2,093	(2,145)	2,787
Comprehensive income/(loss) attributable to noncontrolling interests	6	(9)		(3)	0	(12)	(15)
Comprehensive income/(loss) attributable to shareholders	944	1,898		2,842	2,093	(2,133)	2,802
1 Includes eliminations and consolidation adjustments.
Condensed consolidating statements of operations (continued)
in 2017	Credit Suisse (USA), Inc. consolidated	Bank parent company and other subsidiaries	[1]	Bank	Group parent company		Eliminations and consolidation adjustments	Credit Suisse Group
Condensed consolidating statements of operations (CHF million)
Interest and dividend income	5,294	11,767		17,061	577		(581)	17,057
Interest expense	(4,437)	(5,932)		(10,369)	(632)		501	(10,500)
Net interest income	857	5,835		6,692	(55)		(80)	6,557
Commissions and fees	3,756	7,916		11,672	28		117	11,817
Trading revenues	(23)	1,323		1,300	(55)		72	1,317
Other revenues	942	359		1,301	(911)	[2]	819	1,209
Net revenues	5,532	15,433		20,965	(993)		928	20,900
Provision for credit losses	4	206		210	0		0	210
Compensation and benefits	3,066	6,898		9,964	74		329	10,367
General and administrative expenses	1,929	5,484		7,413	(80)		(688)	6,645
Commission expenses	255	1,174		1,429	3		(2)	1,430
Restructuring expenses	173	223		396	0		59	455
Total other operating expenses	2,357	6,881		9,238	(77)		(631)	8,530
Total operating expenses	5,423	13,779		19,202	(3)		(302)	18,897
Income/(loss) before taxes	105	1,448		1,553	(990)		1,230	1,793
Income tax expense/(benefit)	(42)	2,823		2,781	(7)		(33)	2,741
Net income/(loss)	147	(1,375)		(1,228)	(983)		1,263	(948)
Net income attributable to noncontrolling interests	11	16		27	0		8	35
Net income/(loss) attributable to shareholders	136	(1,391)		(1,255)	(983)		1,255	(983)
1 Includes eliminations and consolidation adjustments.
2 Primarily consists of revenues from investments in Group companies accounted for under the equity method.
Condensed consolidating statements of comprehensive income (continued)
in 2017	Credit Suisse (USA), Inc. consolidated	Bank parent company and other subsidiaries	[1]	Bank	Group parent company	Eliminations and consolidation adjustments	Credit Suisse Group
Comprehensive income (CHF million)
Net income/(loss)	147	(1,375)		(1,228)	(983)	1,263	(948)
Gains/(losses) on cash flow hedges	0	(35)		(35)	8	0	(27)
Foreign currency translation	(756)	(259)		(1,015)	1	(17)	(1,031)
Unrealized gains/(losses) on securities	0	(13)		(13)	0	0	(13)
Actuarial gains/(losses)	(7)	28		21	0	674	695
Net prior service credit/(cost)	0	0		0	0	(121)	(121)
Gains/(losses) on liabilities related to credit risk	(33)	(1,651)		(1,684)	(188)	(104)	(1,976)
Other comprehensive income/(loss), net of tax	(796)	(1,930)		(2,726)	(179)	432	(2,473)
Comprehensive income/(loss)	(649)	(3,305)		(3,954)	(1,162)	1,695	(3,421)
Comprehensive income/(loss) attributable to noncontrolling interests	24	(33)		(9)	0	37	28
Comprehensive income/(loss) attributable to shareholders	(673)	(3,272)		(3,945)	(1,162)	1,658	(3,449)
1 Includes eliminations and consolidation adjustments.
Condensed consolidating statements of operations (continued)
in 2016	Credit Suisse (USA), Inc. consolidated	Bank parent company and other subsidiaries	[1]	Bank	Group parent company		Eliminations and consolidation adjustments	Credit Suisse Group
Condensed consolidating statements of operations (CHF million)
Interest and dividend income	5,697	11,678		17,375	284		(285)	17,374
Interest expense	(3,750)	(6,031)		(9,781)	(338)		307	(9,812)
Net interest income	1,947	5,647		7,594	(54)		22	7,562
Commissions and fees	3,582	7,356		10,938	27		127	11,092
Trading revenues	(1,192)	1,563		371	(21)		(37)	313
Other revenues	830	660		1,490	(2,684)	[2]	2,550	1,356
Net revenues	5,167	15,226		20,393	(2,732)		2,662	20,323
Provision for credit losses	(5)	257		252	0		0	252
Compensation and benefits	3,235	7,542		10,777	57		(182)	10,652
General and administrative expenses	4,474	5,411		9,885	(88)		(107)	9,690
Commission expenses	259	1,196		1,455	1		(1)	1,455
Restructuring expenses	209	304		513	0		27	540
Total other operating expenses	4,942	6,911		11,853	(87)		(81)	11,685
Total operating expenses	8,177	14,453		22,630	(30)		(263)	22,337
Income/(loss) before taxes	(3,005)	516		(2,489)	(2,702)		2,925	(2,266)
Income tax expense/(benefit)	(228)	628		400	8		33	441
Net income/(loss)	(2,777)	(112)		(2,889)	(2,710)		2,892	(2,707)
Net income/(loss) attributable to noncontrolling interests	157	(163)		(6)	0		9	3
Net income/(loss) attributable to shareholders	(2,934)	51		(2,883)	(2,710)		2,883	(2,710)
1 Includes eliminations and consolidation adjustments.
2 Primarily consists of revenues from investments in Group companies accounted for under the equity method.
Condensed consolidating statements of comprehensive income (continued)
in 2016	Credit Suisse (USA), Inc. consolidated	Bank parent company and other subsidiaries	[1]	Bank	Group parent company	Eliminations and consolidation adjustments	Credit Suisse Group
Comprehensive income (CHF million)
Net income/(loss)	(2,777)	(112)		(2,889)	(2,710)	2,892	(2,707)
Gains/(losses) on cash flow hedges	0	(22)		(22)	2	0	(20)
Foreign currency translation	604	(106)		498	7	10	515
Unrealized gains/(losses) on securities	0	1		1	0	0	1
Actuarial gains/(losses)	49	161		210	0	184	394
Net prior service credit/(cost)	0	0		0	0	36	36
Gains/(losses) on liabilities related to credit risk	(64)	(1,018)		(1,082)	67	(28)	(1,043)
Other comprehensive income/(loss), net of tax	589	(984)		(395)	76	202	(117)
Comprehensive income/(loss)	(2,188)	(1,096)		(3,284)	(2,634)	3,094	(2,824)
Comprehensive income/(loss) attributable to noncontrolling interests	151	(140)		11	0	(13)	(2)
Comprehensive income/(loss) attributable to shareholders	(2,339)	(956)		(3,295)	(2,634)	3,107	(2,822)
1 Includes eliminations and consolidation adjustments.
Condensed consolidating balance sheets
end of 2018	Credit Suisse (USA), Inc. consolidated	Bank parent company and other subsidiaries	[1]	Bank	Group parent company	Eliminations and consolidation adjustments	Credit Suisse Group
Assets (CHF million)
Cash and due from banks	2,540	96,774		99,314	324	409	100,047
Interest-bearing deposits with banks	22	1,052		1,074	498	(430)	1,142
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	35,640	81,455		117,095	0	0	117,095
Securities received as collateral	4,751	36,945		41,696	0	0	41,696
Trading assets	28,034	104,393		132,427	0	(224)	132,203
Investment securities	1,307	1,602		2,909	23,456	(23,454)	2,911
Other investments	826	3,998		4,824	48,030	(47,964)	4,890
Net loans	12,263	280,612		292,875	0	(5,294)	287,581
Premises and equipment	1,072	3,458		4,530	0	308	4,838
Goodwill	727	3,329		4,056	0	710	4,766
Other intangible assets	200	19		219	0	0	219
Brokerage receivables	20,772	18,135		38,907	0	0	38,907
Other assets	11,895	20,248		32,143	547	(69)	32,621
Total assets	120,049	652,020		772,069	72,855	(76,008)	768,916
Liabilities and equity (CHF million)
Due to banks	59	15,161		15,220	1,364	(1,364)	15,220
Customer deposits	0	365,263		365,263	0	(1,338)	363,925
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	6,296	18,327		24,623	0	0	24,623
Obligation to return securities received as collateral	4,751	36,945		41,696	0	0	41,696
Trading liabilities	8,693	33,478		42,171	0	(2)	42,169
Short-term borrowings	9,679	12,740		22,419	0	(493)	21,926
Long-term debt	47,074	106,359		153,433	27,112	(26,237)	154,308
Brokerage payables	17,452	13,471		30,923	0	0	30,923
Other liabilities	9,995	20,332		30,327	457	(677)	30,107
Total liabilities	103,999	622,076		726,075	28,933	(30,111)	724,897
Total shareholders' equity	15,971	29,325		45,296	43,922	(45,296)	43,922
Noncontrolling interests	79	619		698	0	(601)	97
Total equity	16,050	29,944		45,994	43,922	(45,897)	44,019

Total liabilities and equity	120,049	652,020		772,069	72,855	(76,008)	768,916
1 Includes eliminations and consolidation adjustments.
Condensed consolidating balance sheets (continued)
end of 2017	Credit Suisse (USA), Inc. consolidated	Bank parent company and other subsidiaries	[1]	Bank	Group parent company	Eliminations and consolidation adjustments	Credit Suisse Group
Assets (CHF million)
Cash and due from banks	3,058	106,452		109,510	516	(211)	109,815
Interest-bearing deposits with banks	32	689		721	493	(488)	726
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	58,212	57,134		115,346	0	0	115,346
Securities received as collateral	5,422	32,652		38,074	0	0	38,074
Trading assets	24,602	132,172		156,774	0	(440)	156,334
Investment securities	245	1,944		2,189	15,612	(15,610)	2,191
Other investments	902	4,991		5,893	45,517	(45,446)	5,964
Net loans	12,456	270,781		283,237	0	(4,088)	279,149
Premises and equipment	1,001	3,444		4,445	0	241	4,686
Goodwill	722	3,314		4,036	0	706	4,742
Other intangible assets	195	28		223	0	0	223
Brokerage receivables	19,717	27,251		46,968	0	0	46,968
Other assets	11,217	19,739		30,956	389	726	32,071
Total assets	137,781	660,591		798,372	62,527	(64,610)	796,289
Liabilities and equity (CHF million)
Due to banks	270	15,141		15,411	755	(753)	15,413
Customer deposits	1	362,302		362,303	0	(1,141)	361,162
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	15,352	11,144		26,496	0	0	26,496
Obligation to return securities received as collateral	5,422	32,652		38,074	0	0	38,074
Trading liabilities	6,549	32,583		39,132	0	(13)	39,119
Short-term borrowings	12,224	14,154		26,378	0	(489)	25,889
Long-term debt	50,396	121,646		172,042	19,357	(18,367)	173,032
Brokerage payables	21,585	21,718		43,303	0	0	43,303
Other liabilities	10,454	21,229		31,683	513	(584)	31,612
Total liabilities	122,253	632,569		754,822	20,625	(21,347)	754,100
Total shareholders' equity	15,409	27,261		42,670	41,902	(42,670)	41,902
Noncontrolling interests	119	761		880	0	(593)	287
Total equity	15,528	28,022		43,550	41,902	(43,263)	42,189

Total liabilities and equity	137,781	660,591		798,372	62,527	(64,610)	796,289
1 Includes eliminations and consolidation adjustments.
Condensed consolidating statements of cash flows
in 2018	Credit Suisse (USA), Inc. consolidated	Bank parent company and other subsidiaries	[1]	Bank	Group parent company		Eliminations and consolidation adjustments	Credit Suisse Group
Operating activities (CHF million)
Net cash provided by/(used in) operating activities	(8,424)	20,835		12,411	(215)	[2]	564	12,760
Investing activities (CHF million)
(Increase)/decrease in interest-bearing deposits with banks	11	(375)		(364)	(5)		(58)	(427)
(Increase)/decrease in central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	22,936	(24,308)		(1,372)	0		0	(1,372)
Purchase of investment securities	0	(683)		(683)	(8,793)		8,793	(683)
Proceeds from sale of investment securities	0	255		255	0		0	255
Maturities of investment securities	278	575		853	290		(290)	853
Investments in subsidiaries and other investments	(99)	(447)		(546)	(10)		9	(547)
Proceeds from sale of other investments	540	1,230		1,770	4		(2)	1,772
(Increase)/decrease in loans	310	(14,011)		(13,701)	0		1,201	(12,500)
Proceeds from sales of loans	0	5,981		5,981	0		(1)	5,980
Capital expenditures for premises and equipment and other intangible assets	(307)	(682)		(989)	0		(106)	(1,095)
Proceeds from sale of premises and equipment and other intangible assets	0	80		80	0		(50)	30
Other, net	5	337		342	0		0	342
Net cash provided by/(used in) investing activities	23,674	(32,048)		(8,374)	(8,514)		9,496	(7,392)
Financing activities (CHF million)
Increase/(decrease) in due to banks and customer deposits	(213)	2,219		2,006	609		(807)	1,808
Increase/(decrease) in short-term borrowings	(1,298)	(1,687)		(2,985)	0		(5)	(2,990)
Increase/(decrease) in central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(9,127)	7,075		(2,052)	0		0	(2,052)
Issuances of long-term debt	119,547	(86,239)		33,308	8,805		(8,941)	33,172
Repayments of long-term debt	(124,405)	80,547		(43,858)	(290)		297	(43,851)
Sale of treasury shares	0	0		0	0		11,693	11,693
Repurchase of treasury shares	0	0		0	(757)		(11,684)	(12,441)
Dividends paid	(2)	(13)		(15)	(661)		10	(666)
Other, net	(300)	(357)		(657)	829		9	181
Net cash provided by/(used in) financing activities	(15,798)	1,545		(14,253)	8,535		(9,428)	(15,146)
Effect of exchange rate changes on cash and due from banks (CHF million)
Effect of exchange rate changes on cash and due from banks	30	(10)		20	2		(12)	10
Net increase/(decrease) in cash and due from banks (CHF million)
Net increase/(decrease) in cash and due from banks	(518)	(9,678)		(10,196)	(192)		620	(9,768)

Cash and due from banks at beginning of period [3]	3,058	106,452		109,510	516		(211)	109,815
Cash and due from banks at end of period [3]	2,540	96,774		99,314	324		409	100,047
1 Includes eliminations and consolidation adjustments.
2
Consists of dividend payments from Group companies of CHF 10 million and CHF 6 million from bank and non-bank subsidiaries, respectively, and other cash items from parent company operations such as Group financing.

3 Includes restricted cash.
Condensed consolidating statements of cash flows (continued)
in 2017	Credit Suisse (USA), Inc. consolidated	Bank parent company and other subsidiaries	[1]	Bank	Group parent company		Eliminations and consolidation adjustments	Credit Suisse Group
Operating activities (CHF million)
Net cash provided by/(used in) operating activities	7,840	(16,330)		(8,490)	(142)	[2]	90	(8,542)
Investing activities (CHF million)
(Increase)/decrease in interest-bearing deposits with banks	0	40		40	(488)		488	40
(Increase)/decrease in central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	20,626	(6,340)		14,286	0		0	14,286
Purchase of investment securities	0	(86)		(86)	(5,673)		5,673	(86)
Proceeds from sale of investment securities	0	14		14	0		0	14
Maturities of investment securities	104	318		422	0		0	422
Investments in subsidiaries and other investments	(206)	(888)		(1,094)	(4,101)		4,101	(1,094)
Proceeds from sale of other investments	488	1,479		1,967	0		3	1,970
(Increase)/decrease in loans	3,131	(17,910)		(14,779)	(5,336)		6,441	(13,674)
Proceeds from sales of loans	0	9,938		9,938	0		0	9,938
Capital expenditures for premises and equipment and other intangible assets	(295)	(655)		(950)	0		(118)	(1,068)
Proceeds from sale of premises and equipment and other intangible assets	2	58		60	0		(59)	1
Other, net	41	24		65	0		0	65
Net cash provided by/(used in) investing activities	23,891	(14,008)		9,883	(15,598)		16,529	10,814
Financing activities (CHF million)
Increase/(decrease) in due to banks and customer deposits	191	2,996		3,187	(2,189)		2,425	3,423
Increase/(decrease) in short-term borrowings	(4,113)	9,620		5,507	0		(489)	5,018
Increase/(decrease) in central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(37,382)	32,131		(5,251)	0		0	(5,251)
Issuances of long-term debt	30,223	13,344		43,567	14,035		(14,046)	43,556
Repayments of long-term debt	(19,174)	(43,470)		(62,644)	0		90	(62,554)
Issuances of common shares	0	0		0	4,253		0	4,253
Sale of treasury shares	0	0		0	0		12,034	12,034
Repurchase of treasury shares	0	0		0	(630)		(12,127)	(12,757)
Dividends paid	(9)	(4)		(13)	(584)		7	(590)
Other, net	(780)	4,315		3,535	433		(3,891)	77
Net cash provided by/(used in) financing activities	(31,044)	18,932		(12,112)	15,318		(15,997)	(12,791)
Effect of exchange rate changes on cash and due from banks (CHF million)
Effect of exchange rate changes on cash and due from banks	(120)	(717)		(837)	0		10	(827)
Net increase/(decrease) in cash and due from banks (CHF million)
Net increase/(decrease) in cash and due from banks	567	(12,123)		(11,556)	(422)		632	(11,346)

Cash and due from banks at beginning of period [3]	2,491	118,575		121,066	938		(843)	121,161
Cash and due from banks at end of period [3]	3,058	106,452		109,510	516		(211)	109,815
1 Includes eliminations and consolidation adjustments.
2
Consists of dividend payments from Group companies of CHF 10 million and CHF 14 million from bank and non-bank subsidiaries, respectively, and other cash items from parent company operations such as Group financing.

3 Includes restricted cash.
Condensed consolidating statements of cash flows (continued)
in 2016	Credit Suisse (USA), Inc. consolidated	Bank parent company and other subsidiaries	[1]	Bank	Group parent company		Eliminations and consolidation adjustments	Credit Suisse Group
Operating activities (CHF million)
Net cash provided by/(used in) operating activities	9,618	17,390		27,008	(22)	[2]	(211)	26,775
Investing activities (CHF million)
(Increase)/decrease in interest-bearing deposits with banks	(3,320)	3,437		117	0		0	117
(Increase)/decrease in central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	18,365	(25,421)		(7,056)	0		0	(7,056)
Purchase of investment securities	0	(88)		(88)	0		0	(88)
Proceeds from sale of investment securities	0	14		14	0		0	14
Maturities of investment securities	199	164		363	0		0	363
Investments in subsidiaries and other investments	(355)	(1,002)		(1,357)	(710)		664	(1,403)
Proceeds from sale of other investments	2,067	(374)		1,693	0		44	1,737
(Increase)/decrease in loans	3,038	(7,259)		(4,221)	15		461	(3,745)
Proceeds from sales of loans	0	2,468		2,468	0		0	2,468
Capital expenditures for premises and equipment and other intangible assets	(329)	(835)		(1,164)	0		0	(1,164)
Proceeds from sale of premises and equipment and other intangible assets	50	5		55	0		0	55
Other, net	27	723		750	0		(1)	749
Net cash provided by/(used in) investing activities	19,742	(28,168)		(8,426)	(695)		1,168	(7,953)
Financing activities (CHF million)
Increase/(decrease) in due to banks and customer deposits	20	10,217		10,237	792		(762)	10,267
Increase/(decrease) in short-term borrowings	(5,781)	12,375		6,594	(300)		300	6,594
Increase/(decrease) in central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(23,838)	9,313		(14,525)	0		0	(14,525)
Issuances of long-term debt	1	52,943		52,944	0		40	52,984
Repayments of long-term debt	(2,993)	(44,139)		(47,132)	0		0	(47,132)
Issuances of common shares	0	0		0	725		0	725
Sale of treasury shares	0	0		0	323		15,844	16,167
Repurchase of treasury shares	0	0		0	(455)		(15,742)	(16,197)
Dividends paid	(1)	(144)		(145)	(493)		145	(493)
Other, net	(143)	1,187		1,044	93		(760)	377
Net cash provided by/(used in) financing activities	(32,735)	41,752		9,017	685		(935)	8,767
Effect of exchange rate changes on cash and due from banks (CHF million)
Effect of exchange rate changes on cash and due from banks	67	1,146		1,213	28		3	1,244
Net increase/(decrease) in cash and due from banks (CHF million)
Net increase/(decrease) in cash and due from banks	(3,308)	32,120		28,812	(4)		25	28,833

Cash and due from banks at beginning of period [3]	5,799	86,455		92,254	942		(868)	92,328
Cash and due from banks at end of period [3]	2,491	118,575		121,066	938		(843)	121,161
1 Includes eliminations and consolidation adjustments.
2
Consists of dividend payments from Group companies of CHF 145 million and CHF 41 million from bank and non-bank subsidiaries, respectively, and other cash items from parent company operations such as Group financing.

3 Includes restricted cash.